SUMMARY OF SEGMENT INFORMATION BY PRODUCT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Segment Reporting Information [Line Items]
Net revenues		$ 76,178	$ 58,496	$ 72,782
Cost of revenues	$ (44,764)	(57,562)	(47,838)	(57,000)
Gross Profit	$ 14,477	18,616	10,658	15,782
Sale of Heavy Equipment and Parts [Member]
Segment Reporting Information [Line Items]
Net revenues		61,234	45,763	56,449
Cost of revenues		(51,939)	(41,489)	(46,352)
Gross Profit		9,295	4,274	10,097
Engineering Consultancy Service Income [Member]
Segment Reporting Information [Line Items]
Net revenues		2,178	2,190	7,032
Cost of revenues		(620)	(1,428)	(5,240)
Gross Profit		1,558	762	1,792
Rental Income [Member]
Segment Reporting Information [Line Items]
Net revenues		12,766	10,543	9,301
Cost of revenues		(5,003)	(4,921)	(5,408)
Gross Profit		$ 7,763	$ 5,622	$ 3,893